Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases	Leases
On the bankruptcy Effective date, the Company assumed all outstanding leases and reinstated all associated lease liabilities and right-of-use (“ROU”) assets.
As of June 30, 2022, we held operating leases for both the West Linus and West Hercules. We also have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In accordance with Topic 842, we record lease liabilities and associated right-of-use assets for our portfolio of operating leases.
We continue to lease three of our benign environment jackup rigs, West Castor, West Telesto and West Tucana, to our joint venture, Gulfdrill, for a contract with GDI in Qatar.
Seadrill entered into sale and leaseback arrangements for the West Hercules semi-submersible rig with SFL Hercules Ltd in 2008, the West Linus jackup rig with SFL Linus Ltd in 2014, and the West Taurus semi-submersible rig with SFL Deepwater Ltd in 2008, all wholly owned subsidiaries of SFL Corporation Ltd ("SFL").
The West Taurus lease was terminated in March 2021 and the West Taurus was delivered back to SFL on May 6, 2021.
On August 27, 2021, the Bankruptcy Court approved an amendment to the original West Hercules SFL charter based on the current Equinor contract in Norway and in direct continuation (after a period of mobilization) of the subsequent Equinor contract in Canada. The buy-back obligation, that previously resulted in the failed sale and lease back treatment, was removed in this amendment, resulting in a deemed disposal of the West Hercules. Seadrill is leasing the West Hercules from SFL under an operating lease until the end of the Canada contract. The lease is expected to end in October 2022. Refer to Note 24 – “Related party transactions” for further information.
On February 22, 2022, Seadrill entered an interim transition charter with SFL, which provides that Seadrill will continue to operate the West Linus until the rig is delivered back to SFL, expected during the second half of 2022. The amended lease for the West Linus results in the recognition of a short-term operating lease. The buy-back obligation, that previously resulted in a failed sale and lease back treatment, was removed in this amendment, resulting in a deemed disposal of the West Linus.
Lease fair value and Chapter 11
In accordance with the bankruptcy guidance, liabilities and assets associated with assumed leases should be recognized as of the date of emergence in accordance with the provisions of ASC 805. Leases are one of the limited exceptions to the fair value recognition and measurement principles under ASC 805 and follow specific guidance for acquired leases under ''ASC 842'' and ASC 805. In accordance with such guidance, at emergence, assumed leases are remeasured by utilizing 1) the remaining lease term (including consideration for any lessee options that are reasonably certain of exercise); 2) the remaining lease payments; 3) the updated discount rate for the successor entity which is reflective of the new lease term. Further, in a business combination, ASC 842 requires that the acquirer retain the acquiree’s previous lease classification, unless the lease is modified.
Lease liabilities (Short-term & Long-term)
In accordance with ASC 805, acquired operating lease liabilities should be measured as if they were new leases following the guidance under ASC 842 (e.g., reassessment of the lease term, incremental borrowing rate (“IBR”), lease payments, purchase options). Therefore, all assumed lease liabilities were measured at the present value of remaining lease payments discounted at the IBR of the successor on the date of remeasurement (i.e., the Effective Date).
Right-of-use assets ("ROU assets")
In accordance with ASC 805, acquired operating lease ROU assets are measured at the amount of the corresponding lease liabilities adjusted by any favorable or unfavorable terms of the lease as compared to market terms. When determining whether there were any favorable or unfavorable terms of a lease that required recognition, management considered all of the terms of the lease (e.g., contractual rent payments, renewal or termination options, purchase options, lease incentives). Pursuant to the above guidance, as part of its fresh-start valuation, the Company adjusted the ROU asset downwards for the West Hercules and West Linus SFL bareboat charters by $8.6 million and $12.8 million respectively for the effect of off-market rental payments.
For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2022 (Successor) are as follows:

(In $ millions)	Year ended December 31
Remainder of 2022	30
2023	3
2024	2
2025	3
2026 and thereafter	1
Total	39
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at June 30, 2022 (Successor) and December 31, 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Total undiscounted cash flows	39	37
Less discount	(3)	(2)
Operating lease liability	36	35
Of which:
Current	29	30
Non-current	7	5
The following table gives supplementary information regarding our lease accounting for the three months ended June 30, 2022 (Successor) and June 30, 2021 (Predecessor), the period from January 1, 2022 through February 22, 2022 (Predecessor), the period February 23, 2022 through June 30, 2022 (Successor) and the six months ended June 30, 2021 (Predecessor):

	Successor	Predecessor	Successor	Predecessor
(In $ million)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Operating lease cost:
Operating lease cost	14	2	20	4	5
Short-term lease cost	1	—	2	1	—
Total lease cost	15	2	22	5	5
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	15	2	22	5	5
Right-of-use assets obtained in exchange for operating lease liabilities during the period - Non-cash Investing items	4	—	4	24	—
Weighted-average remaining lease term in months	21	12	21	22	12
Weighted-average discount rate	9%	29%	9%	9%	29%
On November 25, 2019, March 15, 2020 and November 15, 2020 respectively, we leased the West Castor, West Telesto and West Tucana to Gulfdrill. The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31
2022	14
2023	28
2024	21
2025 and thereafter	20
Total	83
Refer to Note 8 – Other revenue for comparative information on income from operating leases.

Lessor, Operating Leases [Text Block]
On the bankruptcy Effective date, the Company assumed all outstanding leases and reinstated all associated lease liabilities and right-of-use (“ROU”) assets.
As of June 30, 2022, we held operating leases for both the West Linus and West Hercules. We also have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In accordance with Topic 842, we record lease liabilities and associated right-of-use assets for our portfolio of operating leases.
We continue to lease three of our benign environment jackup rigs, West Castor, West Telesto and West Tucana, to our joint venture, Gulfdrill, for a contract with GDI in Qatar.
Seadrill entered into sale and leaseback arrangements for the West Hercules semi-submersible rig with SFL Hercules Ltd in 2008, the West Linus jackup rig with SFL Linus Ltd in 2014, and the West Taurus semi-submersible rig with SFL Deepwater Ltd in 2008, all wholly owned subsidiaries of SFL Corporation Ltd ("SFL").
The West Taurus lease was terminated in March 2021 and the West Taurus was delivered back to SFL on May 6, 2021.
On August 27, 2021, the Bankruptcy Court approved an amendment to the original West Hercules SFL charter based on the current Equinor contract in Norway and in direct continuation (after a period of mobilization) of the subsequent Equinor contract in Canada. The buy-back obligation, that previously resulted in the failed sale and lease back treatment, was removed in this amendment, resulting in a deemed disposal of the West Hercules. Seadrill is leasing the West Hercules from SFL under an operating lease until the end of the Canada contract. The lease is expected to end in October 2022. Refer to Note 24 – “Related party transactions” for further information.
On February 22, 2022, Seadrill entered an interim transition charter with SFL, which provides that Seadrill will continue to operate the West Linus until the rig is delivered back to SFL, expected during the second half of 2022. The amended lease for the West Linus results in the recognition of a short-term operating lease. The buy-back obligation, that previously resulted in a failed sale and lease back treatment, was removed in this amendment, resulting in a deemed disposal of the West Linus.
Lease fair value and Chapter 11
In accordance with the bankruptcy guidance, liabilities and assets associated with assumed leases should be recognized as of the date of emergence in accordance with the provisions of ASC 805. Leases are one of the limited exceptions to the fair value recognition and measurement principles under ASC 805 and follow specific guidance for acquired leases under ''ASC 842'' and ASC 805. In accordance with such guidance, at emergence, assumed leases are remeasured by utilizing 1) the remaining lease term (including consideration for any lessee options that are reasonably certain of exercise); 2) the remaining lease payments; 3) the updated discount rate for the successor entity which is reflective of the new lease term. Further, in a business combination, ASC 842 requires that the acquirer retain the acquiree’s previous lease classification, unless the lease is modified.
Lease liabilities (Short-term & Long-term)
In accordance with ASC 805, acquired operating lease liabilities should be measured as if they were new leases following the guidance under ASC 842 (e.g., reassessment of the lease term, incremental borrowing rate (“IBR”), lease payments, purchase options). Therefore, all assumed lease liabilities were measured at the present value of remaining lease payments discounted at the IBR of the successor on the date of remeasurement (i.e., the Effective Date).
Right-of-use assets ("ROU assets")
In accordance with ASC 805, acquired operating lease ROU assets are measured at the amount of the corresponding lease liabilities adjusted by any favorable or unfavorable terms of the lease as compared to market terms. When determining whether there were any favorable or unfavorable terms of a lease that required recognition, management considered all of the terms of the lease (e.g., contractual rent payments, renewal or termination options, purchase options, lease incentives). Pursuant to the above guidance, as part of its fresh-start valuation, the Company adjusted the ROU asset downwards for the West Hercules and West Linus SFL bareboat charters by $8.6 million and $12.8 million respectively for the effect of off-market rental payments.
For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2022 (Successor) are as follows:

(In $ millions)	Year ended December 31
Remainder of 2022	30
2023	3
2024	2
2025	3
2026 and thereafter	1
Total	39
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at June 30, 2022 (Successor) and December 31, 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Total undiscounted cash flows	39	37
Less discount	(3)	(2)
Operating lease liability	36	35
Of which:
Current	29	30
Non-current	7	5
The following table gives supplementary information regarding our lease accounting for the three months ended June 30, 2022 (Successor) and June 30, 2021 (Predecessor), the period from January 1, 2022 through February 22, 2022 (Predecessor), the period February 23, 2022 through June 30, 2022 (Successor) and the six months ended June 30, 2021 (Predecessor):

	Successor	Predecessor	Successor	Predecessor
(In $ million)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Operating lease cost:
Operating lease cost	14	2	20	4	5
Short-term lease cost	1	—	2	1	—
Total lease cost	15	2	22	5	5
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	15	2	22	5	5
Right-of-use assets obtained in exchange for operating lease liabilities during the period - Non-cash Investing items	4	—	4	24	—
Weighted-average remaining lease term in months	21	12	21	22	12
Weighted-average discount rate	9%	29%	9%	9%	29%
On November 25, 2019, March 15, 2020 and November 15, 2020 respectively, we leased the West Castor, West Telesto and West Tucana to Gulfdrill. The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31
2022	14
2023	28
2024	21
2025 and thereafter	20
Total	83
Refer to Note 8 – Other revenue for comparative information on income from operating leases.